                   OPPENHEIMER CONVERTIBLE SECURITIES FUND
                  Supplement dated February 18, 2005 to the
                      Prospectus dated February 24, 2004

      This  Prospectus   Supplement   amends  the  Prospectus  of  Oppenheimer
Convertible  Securities  Fund (the "Fund") dated  February 24, 2004, and is in addition to the  supplement  dated July 6,  2004.  The  Prospectus  supplement dated October 11, 2004 is replaced with this supplement.

This Prospectus is revised as follows:

1.    In the  section  entitled  "How  Can  You  Buy  Class  A  Shares?",  the following  is  added  after  the  chart  depicting  Class A share  sales charges on page 20.

      Due to rounding,  the actual  sales charge for a particular  transaction may be higher or lower than the rates listed above.

2.    The following  new section is added to the end of the section  captioned
      "ABOUT THE FUND - HOW THE FUND IS MANAGED",  immediately  following  the paragraph titled "Advisory Fees" on page 15:

      PENDING LITIGATION.  A consolidated  amended complaint has been filed as putative  derivative and class actions against the Manager,  Distributor
      and  Transfer   Agent,   as  well  as  51  of  the   Oppenheimer   funds
      (collectively  the "funds")  including  the Fund,  31 present and former
      Directors  or Trustees  and 9 present and former  officers of certain of the Funds.  This  complaint,  filed in the U.S.  District  Court for the
      Southern  District of New York on January 10, 2005,  consolidates into a single  action  and  amends  six  individual  previously-filed  putative derivative  and class action  complaints.  Like those prior  complaints, the  complaint  alleges  that the  Manager  charged  excessive  fees for distribution  and other  costs,  improperly  used assets of the funds in the  form  of  directed  brokerage  commissions  and  12b-1  fees to pay brokers to promote sales of the funds,  and failed to properly  disclose the use of fund  assets  to make  those  payments  in  violation  of the
      Investment  Company Act and the Investment  Advisers Act of 1940.  Also,
      like those prior  complaints,  the  complaint  further  alleges  that by
      permitting    and/or     participating    in    those    actions,    the
      Directors/Trustees  and the Officers  breached their fiduciary duties to
      Fund  shareholders  under the Investment  Company Act and at common law.
      The  complaint  seeks  unspecified  compensatory  and punitive  damages, rescission of the funds' investment advisory  agreements,  an accounting of all  fees  paid,  and an  award of  attorneys'  fees  and  litigation expenses.

            The Manager  and the  Distributor  believe the claims  asserted in these law suits to be  without  merit,  and  intend to defend  the suits vigorously.  The Manager  and the  Distributor  do not believe  that the pending  actions  are  likely to have a material  adverse  effect on the
      Fund  or  on  their  ability  to  perform  their  respective  investment advisory or distribution agreements with the Fund.

3.    The section  titled "How to Exchange  Shares",  beginning on page 29, is deleted and replaced with the following:

      How to Exchange Shares

      If  you  want  to  change  all or  part  of  your  investment  from  one
      Oppenheimer fund to another,  you can exchange your shares for shares of the same  class of another  Oppenheimer  fund that  offers the  exchange privilege.  For  example,  you can  exchange  Class A shares of the Fund only for Class A shares of another  fund. To exchange  shares,  you must meet several conditions:

      o  Shares of the fund  selected for exchange  must be available for sale in your state of residence.
      o  The  prospectuses  of the  selected  fund  must  offer  the  exchange privilege.
      o  You must hold the shares you buy when you  establish  an account  for at least seven days before you can exchange them.  After your account is open for  seven  days,  you can  exchange  shares  on any  regular business day, subject to the limitations described below.
      o  You must meet the  minimum  purchase  requirements  for the  selected fund.
      o  Generally,  exchanges may be made only between identically registered
         accounts,   unless  all   account   owners  send   written   exchange
         instructions with a signature guarantee.
      o  Before  exchanging  into a fund,  you must obtain its  prospectus and should read it.

            For tax purposes,  an exchange of shares of the Fund is considered a sale of those  shares  and a  purchase  of the  shares  of the fund to which you are  exchanging.  An exchange  may result in a capital gain or loss.

            You can find a list of the  Oppenheimer  funds that are  currently available for exchanges in the  Statement of Additional  Information  or
      you  can  obtain  a  list  by  calling  a  service   representative   at
      1.800.225.5677.  The funds  available  for exchange can change from time to time. There are a number of other special  conditions and limitations that apply to certain types of exchanges.  In some cases,  sales charges may be  imposed on  exchange  transactions.  In  general,  a  contingent deferred  sales charge (CDSC) is not imposed on exchanges of shares that are subject to a CDSC.  However, if you exchange shares that are subject to a CDSC,  the CDSC holding period will be carried over to the acquired shares,  and the CDSC may be imposed if those shares are redeemed before the end of that holding period.  These conditions and  circumstances are described  in  detail in the "How to  Exchange  Shares"  section  in the
      Statement of Additional Information.

      HOW DO YOU SUBMIT  EXCHANGE  REQUESTS?  Exchanges  may be  requested  in writing,  by telephone or the internet,  or by establishing an Automatic
      Exchange Plan.

Written Exchange  Requests.  Send an  OppenheimerFunds  Exchange Request form, signed  by all  owners  of the  account,  to the  Transfer  Agent at the address  on  the  back  cover.  Exchanges  of  shares  for  which  share certificates  have been issued  cannot be processed  unless the Transfer
      Agent receives the certificates with the request.

Telephone and Internet Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative  or by using  PhoneLink by calling 1.800.225.5677.  You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com.  You
                                                ------------------------
      must have  obtained a user I.D.  and  password to make  transactions  on that  website.  Telephone  and/or  internet  exchanges  may be made only between  accounts that are registered with the same name(s) and address.
      Shares  for  which  share  certificates  have  been  issued  may  not be exchanged by telephone or the internet.

Automatic  Exchange  Plan.  Shareholders  can authorize the Transfer  Agent to exchange a pre-determined  amount of shares  automatically on a monthly, quarterly, semi-annual or annual basis.

      Please refer to "How to Exchange  Shares" in the Statement of Additional
      Information for more details.

      ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

      Risks  from  Excessive  Purchase,  Redemption  and  Short-Term  Exchange
      Activity. The OppenheimerFunds  exchange privilege affords investors the ability to switch their  investments  among  Oppenheimer  funds if their investment  needs change.  However,  there are limits on that privilege.
      Frequent  purchases,  redemptions  and  exchanges  of  fund  shares  may interfere  with the Manager's  ability to manage the fund's  investments efficiently,  increase the fund's transaction and  administrative  costs and/or  affect the fund's  performance,  depending  on various  factors, such as the size of the fund, the nature of its investments,  the amount of  fund  assets  the  portfolio  manager  maintains  in  cash  or  cash equivalents,  the  aggregate  dollar amount and the number and frequency of trades.  If large  dollar  amounts are  involved  in exchange  and/or redemption  transactions,  the Fund might be required to sell  portfolio
      securities  at  unfavorable   times  to  meet   redemption  or  exchange
      requests,  and the Fund's brokerage or administrative  expenses might be increased.

      Therefore,  the Manager and the Fund's  Board of Trustees  have  adopted the following  policies and  procedures  to detect and prevent  frequent and/or  excessive  exchanges,  and/or purchase and redemption  activity, while  balancing  the needs of investors who seek  liquidity  from their investment  and the  ability  to  exchange  shares as  investment  needs
      change.   There  is  no  guarantee  that  the  policies  and  procedures described  below will be  sufficient  to  identify  and deter  excessive short-term trading.

o     Timing of  Exchanges.  Exchanged  shares are normally  redeemed from one fund  and the  proceeds  are  reinvested  in the  fund  selected  for exchange  on the same  regular  business  day on which  the  Transfer
         Agent or its agent  (such as a  financial  intermediary  holding  the investor's  shares in an "omnibus" or "street name" account) receives an exchange  request  that  conforms to these  policies.  The request must be  received  by the close of The New York Stock  Exchange  that day, which is normally 4:00 p.m.  Eastern time, but may be earlier on some days. However,  the Transfer Agent may delay the reinvestment of proceeds  from  an  exchange  for  up to  five  business  days  if it determines,  in its  discretion,  that an earlier  transmittal of the redemption  proceeds to the receiving  fund would be  detrimental  to either the fund from which the  exchange is made or the fund to which the exchange is made.

o     Limits  on  Disruptive   Activity.   The  Transfer  Agent  may,  in  its
         discretion,  limit or terminate trading activity by any person, group or  account  that  it  believes  would  be  disruptive,  even  if the activity  has not exceeded  the policy  outlined in this  Prospectus.
         The  Transfer  Agent may review and  consider the history of frequent trading  activity in all accounts in the  Oppenheimer  funds known to be under common  ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges  of Client  Accounts by Financial  Advisers.  The Fund and the
         Transfer Agent permit dealers and financial  intermediaries to submit exchange  requests on behalf of their customers  (unless the customer has revoked  that  authority).  The  Distributor  and/or the Transfer
         Agent have agreements with a number of financial  intermediaries that permit  them to  submit  exchange  orders  in bulk on behalf of their clients.  Those  intermediaries  are  required to follow the exchange policy stated in this Prospectus and to comply with additional,  more
         stringent   restrictions.   Those  additional   restrictions  include
         limitations on the funds available for exchanges,  the requirement to give advance  notice of exchanges to the Transfer  Agent,  and limits on the amount of client  assets that may be invested in a  particular fund. A fund or the Transfer  Agent may limit or refuse bulk exchange requests  submitted  by  such  financial  intermediaries  if,  in the
         Transfer  Agent's   judgment,   exercised  in  its  discretion,   the
         exchanges  would be  disruptive  to any of the funds  involved in the transaction.

o     Redemptions  of Shares.  These  exchange  policy  limits do not apply to redemptions  of shares.  Shareholders  are  permitted to redeem their shares on any  regular  business  day,  subject  to the terms of this
         Prospectus.

o     Right to Refuse Exchange and Purchase  Orders.  The  Distributor  and/or
         the  Transfer  Agent may refuse any  purchase  or  exchange  order in their  discretion  and are not  obligated  to provide  notice  before rejecting  an order.  The Fund may amend,  suspend or  terminate  the exchange  privilege at any time.  You will receive 60 days' notice of any material change in the exchange  privilege unless  applicable law allows otherwise.

o     Right to Terminate or Suspend  Account  Privileges.  The Transfer  Agent
         may send a written  warning to direct  shareholders  who the Transfer
         Agent  believes may be engaging in excessive  purchases,  redemptions and/or  exchange  activity  and  reserves  the  right to  suspend  or terminate the ability to purchase shares and/or  exchange  privileges for any account that the Transfer Agent  determines,  in carrying out these policies and in the exercise of its discretion,  has engaged in disruptive or excessive trading activity.

o     Omnibus  Accounts.  If you  hold  your  shares  of the  Fund  through  a financial intermediary such as a broker-dealer,  a bank, an insurance company separate account,  an investment adviser, an administrator or trustee of a  retirement  plan or 529 plan that holds your  shares in an  account  under  its name  (these  are  sometimes  referred  to as
         "omnibus" or "street name"  accounts),  that  financial  intermediary
         may  impose  its  own   restrictions  or  limitations  to  discourage
         short-term or excessive  trading.  You should  consult your financial
         intermediary  to  find  out  what  trading  restrictions,   including
         limitations on exchanges, they may apply to you.

      While the Fund,  the  Distributor,  the Manager and the  Transfer  Agent
      encourage  financial  intermediaries  to apply the  Fund's  policies  to their  customers who invest  indirectly in the Fund,  the Transfer Agent may not be able to apply this  policy to accounts  such as (a)  accounts held in omnibus form in the name of a  broker-dealer  or other financial institution,  or (b) omnibus  accounts  held in the name of a retirement plan or 529 plan trustee or  administrator,  or (c) accounts held in the name of an insurance company for its separate  account(s),  or (d) other accounts  having multiple  underlying  owners but registered in a manner such that the  underlying  beneficial  owners are not  identified to the
      Transfer Agent.

      Therefore  the  Transfer  Agent  might not be able to  detect  excessive short term trading  activity  facilitated by, or in accounts  maintained
      in,  the   "omnibus"   or  "street   name"   accounts   of  a  financial
      intermediary.  However,  the  Transfer  Agent  will  attempt  to monitor overall  purchase and  redemption  activity in those accounts to seek to identify  patterns that may suggest  excessive trading by the underlying owners.  If evidence of possible  excessive trading activity is observed
      by  the  Transfer  Agent,  the  financial   intermediary   that  is  the
      registered  owner  will be  asked to  review  account  activity,  and to confirm to the Transfer Agent and the fund that  appropriate  action has been taken to curtail  any  excessive  trading  activity.  However,  the
      Transfer  Agent's  ability to  monitor  and deter  excessive  short-term trading in omnibus or street  name  accounts  ultimately  depends on the capability and cooperation of the financial  intermediaries  controlling those accounts.

      The Fund's  Board has adopted  additional  policies  and  procedures  to detect and prevent frequent and/or excessive  exchanges and purchase and redemption activity.  Those additional policies and procedures will take effect on June 20, 2005:

o     30-Day  Limit.  A direct  shareholder  may  exchange  all or some of the shares of the Fund held in his or her  account  to  another  eligible
         Oppenheimer  fund once in a 30 calendar-day  period.  When shares are exchanged  into another fund account,  that account will be "blocked"
         from further  exchanges into another fund for a period of 30 calendar days from the date of the exchange.  The block will apply to the full account  balance  and  not  just to the  amount  exchanged  into  the account.  For example,  if a  shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder  already owned shares worth  $10,000,  then,  following  the  exchange,  the  full  account balance  ($11,000  in this  example)  would be blocked  from  further exchanges  into  another  fund for a period of 30  calendar  days.  A
         "direct  shareholder"  is one  whose  account  is  registered  on the
         Fund's  books  showing  the  name,  address  and tax ID number of the beneficial owner.

o     Exchanges  Into  Money  Market  Funds.  A  direct  shareholder  will  be permitted to exchange  shares of a stock or bond fund for shares of a money market fund at any time,  even if the shareholder has exchanged shares  into  the  stock  or bond  fund  during  the  prior  30 days.
         However,  all of the shares held in that money market fund would then be blocked from further  exchanges  into another fund for 30 calendar days.

o     Dividend  Reinvestments/B  Share Conversions.  Reinvestment of dividends or  distributions  from one fund to purchase  shares of another  fund and the  conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset   Allocation.   Third-party   asset   allocation  and  rebalancing
         programs will be subject to the 30-day limit described  above.  Asset allocation  firms that want to  exchange  shares  held in accounts on behalf of their  customers  must identify  themselves to the Transfer
         Agent and execute an acknowledgement  and agreement to abide by these policies  with  respect  to their  customers'  accounts.  "On-demand"
         exchanges  outside the parameters of portfolio  rebalancing  programs will be subject to the 30-day limit. However,  investment programs by
         other  Oppenheimer   "funds-of-funds"   that  entail  rebalancing  of
         investments  in underlying  Oppenheimer  funds will not be subject to these limits.

o     Automatic  Exchange  Plans.  Accounts  that  receive  exchange  proceeds through  automatic or systematic  exchange plans that are established through the  Transfer  Agent will not be subject to the 30-day  block as a result of those  automatic or systematic  exchanges  (but may be blocked  from  exchanges,  under the 30-day  limit,  if they  receive proceeds from other exchanges).

4.    In the section  titled  "Risks of Foreign  Investing",  the following is added after the second paragraph on page 13:

      Additionally,  if a fund invests a  significant  amount of its assets in foreign  securities,  it might expose the fund to "time-zone  arbitrage"
      attempts by investors  seeking to take  advantage of the  differences in value of foreign  securities  that might  result  from events that occur after  the  close of the  foreign  securities  market on which a foreign security  is traded  and the close of The New York Stock  Exchange  that day, when the Fund's net asset value is  calculated.  If such  time-zone arbitrage  were  successful,  it might  dilute  the  interests  of other shareholders.  However, the Fund's use of "fair value pricing" to adjust
      the  closing   market  prices  of  foreign   securities   under  certain
      circumstances,  to reflect what the Manager and the Board  believe to be their fair value, may help deter those activities.

February 18, 2005                                           PS0345.022

                   OPPENHEIMER CONVERTIBLE SECURITIES FUND
                  Supplement dated February 18, 2005 to the
     Statement of Additional Information dated February 24, 2004, revised
                               February 2, 2005

      This supplement amends the Statement of Additional Information of the
Fund dated February 24, 2004, revised February 2, 2005 and is in addition to any existing supplements to the Fund's SAI:

      The Statement of Additional Information is revised as follows:

1.    Effective March 18, 2005, the first three paragraphs of the section entitled "Letters of Intent" on page 43 are replaced with the following:

      Letters of Intent.  Under a Letter of Intent ("Letter"),  you can reduce the sales charge rate that  applies to your  purchases of Class A shares if you purchase  Class A, Class B or Class C shares of the Fund or other
      Oppenheimer  funds  during a 13-month  period.  The total amount of your purchases  of Class A,  Class B and Class C shares  will  determine  the sales  charge rate that applies to your Class A share  purchases  during that  period.  You can  choose to include  purchases  made up to 90 days before  the date of the  Letter.  Class A shares  of  Oppenheimer  Money
      Market Fund,  Inc. and  Oppenheimer  Cash Reserves fund on which you did not pay a sales charge and any Class N shares you purchase,  or may have
      purchased,   will  not  be  counted  towards  satisfying  the  purchases specified in a Letter.

            A Letter is an investor's  statement in writing to the Distributor of his or her intention to purchase a specified  value of Class A, Class
      B and Class C shares of the Fund and other  Oppenheimer  funds  during a
      13-month period (the "Letter period").  At the investor's request,  this may  include  purchases  made up to 90  days  prior  to the  date of the
      Letter.  The  Letter  states  the  investor's   intention  to  make  the
      aggregate  amount  of  purchases  of  shares  which,  when  added to the investor's  holdings of shares of those funds,  will equal or exceed the amount  specified  in the  Letter.  Purchases  made by  reinvestment  of dividends  or capital  gains  distributions  and  purchases  made at net
      asset  value  (i.e.   without  a  sales  charge)  do  not  count  toward
      satisfying the amount of the Letter.

            Each  purchase of Class A shares  under the Letter will be made at the offering  price  (including  the sales charge) that would apply to a single  lump-sum  purchase  of  shares  in  the  amount  intended  to be purchased under the Letter.

2.    The following is added to the end of the section entitled "Waivers of
      Initial and Contingent Deferred Sales Charges in Certain Transactions"
      on page 3 of Appendix C

|_|   Shares purchased in amounts of less than $5.

February 18, 2005                                                 PX0345.012